Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2019
Accounting Policies [Abstract]
Summary of Estimated Useful Lives	Depreciation is calculated using the straight-line method over the estimated useful lives of the related assets as follows:

ESTIMATED USEFUL LIFE
Computer equipment and software	3 years
Laboratory equipment	5 years
Office furniture	5 years
Leasehold improvements	lesser of useful life or remaining lease term

Property and equipment, net as of December 31, 2018 and 2019 consisted of the following (in thousands):

	DECEMBER 31,
	2018	2019
Computer equipment and software	$35	$35
Laboratory equipment	610	843
Office furniture	27	42
Leasehold improvements	219	241
Total	891	1,161
Less: Accumulated depreciation	(246)	(453)
Property and equipment, net	$645	$708